(FPA CAPITAL FUND, INC. LETTERHEAD)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064

Writer’s Direct Dial Number

(310) 996-5436

VIA EDGAR

March 19, 2013

Securities and Exchange Commission

Attn: Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:                           FPA Capital Fund, Inc. (“Registrant”)
1933 Act File No. 2-28157
1940 Act File No. 811-1596

Dear Commissioners:

Enclosed for filing and pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing an XBRL interactive data file relating to the prospectus for the Registrant dated July 30, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497.

If you have any questions regarding this filing, please contact the undersigned.

Very truly yours,

/s/ Sherry Sasaki
Sherry Sasaki
Secretary

Encs.